Financial risk management - Additional Information (Detail) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Statement Of Lineitems [Line Items]
Currency translation reserve	€ 468,774		€ 468,774		€ (270,169)
Net foreign exchange gain (loss)	€ 1,639,889	€ (5,867,219)	5,397,075	€ (10,889,757)
Issue of share capital			€ 112,409,702